FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period			$ (7,406)
Payments			919
Remeasurement gain	$ (38)	$ (136)	1,255	$ (152)
Foreign exchange impact			(708)
Balance at end of period	$ (5,940)		$ (5,940)